Offerings - Offering: 1	Oct. 03, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock, par value $.001 per share
Maximum Aggregate Offering Price	$ 77,957,220.71
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,765.89
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”) solely for the purpose of determining the registration fee.